GOVERNMENT FEES AND OTHER TAXES (Schedule of Government Fees and Other Taxes Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of government fees and other taxes [Abstract]
Government fees	$ 210	$ 162
Other taxes	1,905	2,537
Total government fees and other taxes consist	$ 2,115	$ 2,699